UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-10065
Investment Company Act File Number

Tax-Managed Small-Cap Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

October 31
Date of Fiscal Year End

July 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Tax-Managed Small-Cap Portfolio	as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.3%

Security	Shares	Value
Aerospace & Defense — 3.3%
Alliant Techsystems, Inc.(1)	27,060	$2,130,163
Axsys Technologies, Inc.(1)	56,080	3,009,814

		$5,139,977

Air Freight & Logistics — 0.3%
Hub Group, Inc., Class A(1)	19,090	$410,244

		$410,244

Beverages — 0.4%
Central European Distribution Corp.(1)	19,590	$562,429

		$562,429

Capital Markets — 4.5%
Affiliated Managers Group, Inc.(1)	42,590	$2,811,792
Duff & Phelps Corp., Class A	65,310	1,184,070
Lazard, Ltd., Class A	82,650	3,057,224

		$7,053,086

Chemicals — 2.9%
Calgon Carbon Corp.(1)	173,140	$2,193,684
Terra Industries, Inc.	83,130	2,424,071

		$4,617,755

Commercial Banks — 0.4%
Iberiabank Corp.	7,040	$329,754
Sterling Bancshares, Inc.	36,770	296,734

		$626,488

Commercial Services & Supplies — 0.6%
Clean Harbors, Inc.(1)	18,930	$987,578

		$987,578

Communications Equipment — 2.2%
Brocade Communications Systems, Inc.(1)	440,360	$3,461,230

		$3,461,230

Computers & Peripherals — 2.1%
Stratasys, Inc.(1)	209,045	$3,298,730

		$3,298,730

Construction & Engineering — 3.4%
Foster Wheeler AG(1)	105,230	$2,430,813
Shaw Group, Inc. (The)(1)	26,590	782,810
Tutor Perini Corp.(1)	112,970	2,084,296

		$5,297,919

Distributors — 1.5%
LKQ Corp.(1)	133,430	$2,393,734

		$2,393,734

Electronic Equipment, Instruments & Components — 3.0%
FLIR Systems, Inc.(1)	100,640	$2,162,754
National Instruments Corp.	102,830	2,593,372

		$4,756,126

Security	Shares	Value
Energy Equipment & Services — 3.1%
CARBO Ceramics, Inc.	59,400	$2,476,386
Dril-Quip, Inc.(1)	55,930	2,365,280

		$4,841,666

Food Products — 3.3%
Corn Products International, Inc.	91,410	$2,559,480
Ralcorp Holdings, Inc.(1)	40,930	2,599,464

		$5,158,944

Health Care Equipment & Supplies — 5.9%
IDEXX Laboratories, Inc.(1)	49,940	$2,488,011
ResMed, Inc.(1)	55,435	2,272,835
West Pharmaceutical Services, Inc.	67,270	2,455,355
Wright Medical Group, Inc.(1)	144,790	2,015,477

		$9,231,678

Health Care Providers & Services — 1.5%
VCA Antech, Inc.(1)	91,780	$2,347,732

		$2,347,732

Hotels, Restaurants & Leisure — 3.7%
Bally Technologies, Inc.(1)	43,760	$1,584,549
Jack in the Box, Inc.(1)	67,580	1,425,938
Scientific Games Corp., Class A(1)	153,840	2,772,197

		$5,782,684

Household Products — 2.1%
Church & Dwight Co., Inc.	57,440	$3,387,811

		$3,387,811

Insurance — 3.2%
HCC Insurance Holdings, Inc.	93,440	$2,345,344
Markel Corp.(1)	8,400	2,650,788

		$4,996,132

IT Services — 4.3%
Euronet Worldwide, Inc.(1)	192,720	$4,054,829
Mantech International Corp.(1)	51,500	2,744,950

		$6,799,779

Machinery — 0.8%
Bucyrus International, Inc.	42,840	$1,262,923

		$1,262,923

Media — 0.7%
Arbitron, Inc.	66,240	$1,078,387

		$1,078,387

Metals & Mining — 4.0%
IAMGOLD Corp.	267,220	$2,821,843
Walter Energy, Inc.	71,380	3,523,317

		$6,345,160

Multi-Utilities — 1.4%
CMS Energy Corp.	174,570	$2,258,936

		$2,258,936

Multiline Retail — 2.8%
Big Lots, Inc.(1)	106,540	$2,454,681
Dollar Tree, Inc.(1)	40,990	1,890,459

		$4,345,140

Security	Shares	Value
Oil, Gas & Consumable Fuels — 7.5%
Arch Coal, Inc.	105,960	$1,844,764
Brigham Exploration Co.(1)	300,000	1,464,000
Cabot Oil & Gas Corp.	54,530	1,915,639
Petrohawk Energy Corp.(1)	140,880	3,420,566
Pioneer Natural Resources Co.	43,360	1,237,928
Range Resources Corp.	41,535	1,927,639

		$11,810,536

Personal Products — 3.5%
Chattem, Inc.(1)	41,710	$2,613,966
Mead Johnson Nutrition Co., Class A	79,590	2,897,872

		$5,511,838

Pharmaceuticals — 1.6%
Perrigo Co.	90,610	$2,459,155

		$2,459,155

Professional Services — 3.0%
FTI Consulting, Inc.(1)	42,700	$2,324,161
Robert Half International, Inc.	97,710	2,422,231

		$4,746,392

Road & Rail — 2.6%
Genesee & Wyoming, Inc., Class A(1)	42,430	$1,157,915
Kansas City Southern(1)	144,210	2,928,905

		$4,086,820

Semiconductors & Semiconductor Equipment — 6.7%
Atheros Communications, Inc.(1)	120,700	$3,017,500
Cirrus Logic, Inc.(1)	144,810	779,078
Micron Technology, Inc.(1)	153,460	980,609
ON Semiconductor Corp.(1)	439,540	3,208,642
Tessera Technologies, Inc.(1)	46,370	1,302,533
Varian Semiconductor Equipment Associates, Inc.(1)	39,600	1,268,784

		$10,557,146

Software — 4.2%
Rosetta Stone, Inc.(1)	42,056	$1,290,699
Sybase, Inc.(1)	83,229	2,979,598
Synopsys, Inc.(1)	118,530	2,368,229

		$6,638,526

Specialty Retail — 3.6%
Advance Auto Parts, Inc.	65,830	$3,043,321
Hibbett Sports, Inc.(1)	65,360	1,203,278
Jo-Ann Stores, Inc.(1)	58,140	1,354,662

		$5,601,261

Textiles, Apparel & Luxury Goods — 1.9%
Hanesbrands, Inc.(1)	154,163	$3,067,844

		$3,067,844

Trading Companies & Distributors — 1.3%
GATX Corp.	79,124	$1,995,507

		$1,995,507

Total Common Stocks (identified cost $132,979,722)		$152,917,293

Private Placements — 0.0%

Security	Shares	Value
Metals & Mining — 0.0%
Nevada Pacific Mining Co.(1)(2)(3)	80,000	$28,000

		$28,000

Total Private Placements (identified cost $80,000)		$28,000

Special Warrants — 0.1%

Security	Shares	Value
Metals & Mining — 0.1%
Western Exploration and Development, Ltd.(1)(2)(3)	600,000	$90,000

		$90,000

Total Special Warrants (identified cost $480,000)		$90,000

Short-Term Investments — 2.7%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(4)	$4,194	$4,193,633

Total Short-Term Investments (identified cost $4,193,633)		$4,193,633

Total Investments — 100.1% (identified cost $137,733,355)		$157,228,926

Other Assets, Less Liabilities — (0.1)%		$(138,143)

Net Assets — 100.0%		$157,090,783

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Restricted security.

(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio.

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2009 was $17,341.

The Portfolio did not have any open financial instruments at July 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$138,372,517

Gross unrealized appreciation	$23,836,658
Gross unrealized depreciation	(4,980,249)

Net unrealized appreciation	$18,856,409

Restricted Securities

At July 31, 2009, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost	Value
Private Placements
Nevada Pacific Mining Co.	12/21/98	80,000	$80,000	$28,000

			$80,000	$28,000

Special Warrants
Western Exploration and Development, Ltd.	12/21/98	600,000	$480,000	$90,000

			$480,000	$90,000

Total Restricted Securities			$560,000	$118,000

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks	$152,917,293	$—	$—	$152,917,293
Private Placements	—	—	28,000	28,000
Special Warrants	—	—	90,000	90,000
Short-Term Investments	4,193,633	—	—	4,193,633

Total Investments	$157,110,926	$—	$118,000	$157,228,926

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Securities
Balance as of October 31, 2008	$236,000
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	(118,000)
Net purchases (sales)	—
Accrued discount (premium)	—
Net transfers to (from) Level 3	—

Balance as of July 31, 2009	$118,000

Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2009	$(118,000)

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Small-Cap Portfolio

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	September 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	September 25, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	September 25, 2009